Schedule of debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 196,918	R$ 236,115
Debentures, current	59,088	54,436
Debentures, non current	R$ 137,830	181,679
Debentures member
Disclosure of detailed information about borrowings [line items]
Annual financial charges (%)	Mar-2013
Borrowings, maturity	Mar-2025
Annual financial charges (%)	IPCA + 6%
Debentures	R$ 150,013	177,009
Debentures1 member
Disclosure of detailed information about borrowings [line items]
Annual financial charges (%)	Sep-2013
Borrowings, maturity	Sep-2025
Annual financial charges (%)	126.5% of CDI
Debentures	R$ 46,905	R$ 59,106